Document and Entity Information	0 Months Ended
Apr. 26, 2012
Risk/Return:
Document Type	497
Document Period End Date	Apr 26, 2012
Registrant Name	First Investors Life Series Funds
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Mar 8, 2013
Document Effective Date	May 1, 2012
Prospectus Date	May 1, 2012

FIRST INVESTORS LIFE SERIES GOVERNMENT FUND | FIRST INVESTORS LIFE SERIES GOVERNMENT FUND
FIRST INVESTORS LIFE SERIES GOVERNMENT FUND
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2012

1.	In the Summary Section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 8 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

2.
In the Summary Section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on the top of page 9 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

3.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 23 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

4.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 23 after “Liquidity Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

5.	In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 41 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

6.
In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 42 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

7.	In the "The Funds In Greater Detail" section for the Investment Grade Fund under the heading "Principal Investment Strategies" on page 51 at the end of second paragraph, the following disclosure is added:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

8.
In the “The Funds In Greater Detail” section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 53 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

* * * * *

Please retain this Supplement for future reference.

Label	Element	Value
FIRST INVESTORS LIFE SERIES GOVERNMENT FUND | FIRST INVESTORS LIFE SERIES GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fils497_SupplementTextBlock
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2012

1.	In the Summary Section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 8 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

2.
In the Summary Section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on the top of page 9 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

3.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 23 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

4.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 23 after “Liquidity Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

5.	In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 41 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

6.
In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 42 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

7.	In the "The Funds In Greater Detail" section for the Investment Grade Fund under the heading "Principal Investment Strategies" on page 51 at the end of second paragraph, the following disclosure is added:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

8.
In the “The Funds In Greater Detail” section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 53 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

* * * * *

Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES GOVERNMENT FUND

FIRST INVESTORS LIFE SERIES INVESTMENT GRADE FUND | FIRST INVESTORS LIFE SERIES INVESTMENT GRADE FUND
FIRST INVESTORS LIFE SERIES INVESTMENT GRADE FUND
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2012

1.	In the Summary Section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 8 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

2.
In the Summary Section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on the top of page 9 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

3.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 23 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

4.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 23 after “Liquidity Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

5.	In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 41 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

6.
In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 42 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

7.	In the "The Funds In Greater Detail" section for the Investment Grade Fund under the heading "Principal Investment Strategies" on page 51 at the end of second paragraph, the following disclosure is added:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

8.
In the “The Funds In Greater Detail” section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 53 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

* * * * *

Please retain this Supplement for future reference.

Label	Element	Value
FIRST INVESTORS LIFE SERIES INVESTMENT GRADE FUND | FIRST INVESTORS LIFE SERIES INVESTMENT GRADE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fils497_SupplementTextBlock
FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2012

1.	In the Summary Section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 8 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

2.
In the Summary Section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on the top of page 9 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

3.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 23 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

4.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 23 after “Liquidity Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

5.	In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 41 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

6.
In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 42 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

7.	In the "The Funds In Greater Detail" section for the Investment Grade Fund under the heading "Principal Investment Strategies" on page 51 at the end of second paragraph, the following disclosure is added:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

8.
In the “The Funds In Greater Detail” section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 53 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

* * * * *

Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES INVESTMENT GRADE FUND

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012